UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     May 09, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $114,503 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108     4732   213146 SH       SOLE                   217146        0        0
AETHER HLDGS INC               COM              00809C106     2365   614206 SH       SOLE                   614206        0        0
AMEDISYS INC                   COM              023436108     2232    64217 SH       SOLE                    64217        0        0
AMERICAN INDEPENDENCE CORP     COM NEW          026760405     2272   189309 SH       SOLE                   189309        0        0
AMERICAN RETIREMENT CORP       COM              028913101     4505   175852 SH       SOLE                   175852        0        0
AMERIPRISE FINL INC            COM              03076C106     1894    42035 SH       SOLE                    42035        0        0
BIOSITE INC                    COM              090945106     1584    30505 SH       SOLE                    30505        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     2420   105000 SH       SOLE                   105000        0        0
CAPITAL SR LIVING CORP         COM              140475104     2203   196700 SH       SOLE                   196700        0        0
CAVCO INDS INC DEL             COM              149568107     7428   152867 SH       SOLE                   161067        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101     2654   200000 SH       SOLE                   200000        0        0
COMPUTER HORIZONS CORP         COM              205908106     1778   355644 SH       SOLE                   355644        0        0
DSW INC                        CL A             23334L102     3859   123200 SH       SOLE                   127700        0        0
DTS INC                        COM              23335C101     2364   120263 SH       SOLE                   120263        0        0
EMERGENCY MEDICAL SVCS CORP    CL A             29100P102     5274   405700 SH       SOLE                   411400        0        0
FOREST OIL CORP                COM PAR $0.01    346091705     4313   116000 SH       SOLE                   116000        0        0
HARDINGE INC                   COM              412324303     3124   194158 SH       SOLE                   197158        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1910    82811 SH       SOLE                    82811        0        0
INTERACTIVE DATA CORP          COM              45840J107     5789   246355 SH       SOLE                   249955        0        0
LANCE INC                      COM              514606102     7925   352205 SH       SOLE                   357305        0        0
LASERSCOPE                     COM              518081104     1413    59762 SH       SOLE                    59762        0        0
LIPMAN ELECTRONIC ENGINEERIN   ORD              M6772H101     2993   110042 SH       SOLE                   114042        0        0
NOVELIS INC                    COM              67000X106     7657   372257 SH       SOLE                   382257        0        0
NRG ENERGY INC                 COM NEW          629377508     4341    96000 SH       SOLE                    96000        0        0
PHH CORP                       COM NEW          693320202     4881   182800 SH       SOLE                   186300        0        0
REYNOLDS & REYNOLDS CO         CL A             761695105     1477    52000 SH       SOLE                    52000        0        0
RURAL / METRO CORP             COM              781748108     4413   559994 SH       SOLE                   574494        0        0
SELECT COMFORT CORP            COM              81616X103     1670    42221 SH       SOLE                    42221        0        0
SPRINT NEXTEL CORP             COM FON          852061100     2455    95000 SH       SOLE                    95000        0        0
SYNERON MEDICAL LTD            ORD SHS          M87245102      879    30095 SH       SOLE                    30095        0        0
TIME WARNER INC                COM              887317105     5123   305100 SH       SOLE                   305100        0        0
UNITED RENTALS INC             COM              911363109     6576   190600 SH       SOLE                   193400        0        0